Property and equipment	6 Months Ended
Jun. 30, 2024
Property and equipment
Property and equipment

4Property and equipment

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Leasehold improvements	498,813	591,525
Furniture, fittings and equipment	87,302	160,168
Property and equipment, net	586,115	751,693